CONVERTIBLE DEBT (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 19, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible debt	$ 600,000	$ 380,218	$ 380,218
Debentures for gross proceeds	540,000
Issuance of the debt tranche		600,000	$ 600,000
Shares issued during period					16,513,311	120,000
Description of debt conversion			If any portion of the Debentures are outstanding on the 181st calendar day after the Effective Date, then the conversion price shall equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the Debenture (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price is less than $0.01 per share, then 70% will automatically adjust to 60%).
Description of debt redemption			So long as no event of default has occurred and is continuing under the Debentures, we may at our option call for redemption all or part of the Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date is 90 calendar days or less from the date of issuance of the Debentures, 110% of the sum of the principal amount; (ii) if the redemption date is greater than or equal to 91 calendar days from the date of issuance of the Debentures and less than or equal to 150 calendar days from the date of issuance of the Debentures, 120% of the sum of the principal amount; (iii) if the redemption date is greater than or equal to 151 calendar days from the date of issuance of the Debentures and less than or equal to 180 calendar days from the date of issuance of the Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the Debentures are in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date is greater than or equal to 181 calendar days from the date of issuance of the Debentures, 130% of the sum of the principal amount.
Amortization of debt discount			$ 8,696			$ 174,517
Fair value of embedded derivative liability					$ 623,462		$ 623,462	$ 1,802,375
Common stock issued in relation to Bridge Financing		70,100	70,100
Transaction costs		78,693	78,693
Original issue discount			$ 60,000
Public Offering [Member]
Description of debt			Each Purchaser is entitled, at any time, to convert all or any portion of the outstanding principal amount of its Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummate a public offering within 180 calendar days of the Effective Date, then the conversion price will be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issue in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the Debenture as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if we consummate a public offering of common stock which results in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we are obligated to repay the outstanding amounts owed under the Debentures, to the extent they are not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.
Securities Purchase Agreement [Member] | Two Purchasers [Member]
Principal amount	$ 1,200,000
Description of debt tranche issuer	The Purchasers elect not to consummate the closing of the second tranche, then we may raise up to $600,000 from additional investors (including our affiliates) who will have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agree not to convert the securities received until the Purchasers in the first tranche have completely converted the Debentures or been fully repaid.
Securities Purchase Agreement [Member] | Two Purchasers [Member] | First Tranche [Member]
Issuance of the debt tranche	$ 600,000
Maturity date	Sep. 18, 2020
Interest rate	18.00%
Securities Purchase Agreement [Member] | Two Purchasers [Member] | Second Tranche [Member]
Issuance of the debt tranche	$ 600,000
Securities Purchase Agreement [Member] | Bridge Financing [Member]
Commitment fee		$ 5,000	$ 5,000
Description of fee			The placement agent for the Debentures received a cash fee of 8% of the gross proceeds received at each closing and is entitled to receive warrants for 5% of the total number of securities received by the holders upon the conversion of the Debentures, or upon the conversion value of the Debentures if the Debentures are cash settled. These warrants will be exercisable at a price per share equal to 110% of the price of the securities paid by the Purchasers and will expire in five years.
Securities Purchase Agreement [Member] | Bridge Financing [Member] | Restricted Stock [Member]
Shares issued during period			500,000